                         File Nos. 33-62470 and 811-7704
    As filed with the Securities and Exchange Commission on January 22, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            Post-Effective Amendment No. 31                            [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            Amendment No. 33                                           [X]

                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                William J. Klipp
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr. Esq.     Martin E. Lybecker        Frances Cole, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray              Charles Schwab Investment
1701 Market Street          One Franklin Square       Management, Inc.
Philadelphia, PA 19103      1301 Franklin, NW, Suite  101 Montgomery Street120K-
                            800 East                  14-109
                            Washington, DC 20005      San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)

/ / On (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/X/ On April 15, 1999 pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 15, 1999





SCHWAB

TOTAL STOCK MARKET INDEX FUND




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.



                                                                 SCHWABFUNDS (R)

ABOUT THE FUND



        Schwab Total Stock Market Index Fund


        ABOUT THE FUND


  4     Strategy

  5     Main Risks

  6     Performance

  6     Fees and Expenses

  7     Fund Management


        INVESTING IN THE FUND


  9     Buying Shares

 11     Selling/Exchanging Shares

 12     Transaction Policies

 13     Distributions and Taxes

The Schwab Total Stock Market Fund uses an INDEXING STRATEGY: It is designed to track the performance of the overall U.S. stock market, as measured by the Wilshire 5000 Equity Index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

The fund is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB TOTAL STOCK MARKET INDEX FUND

TICKER SYMBOL: XXXXX

GOAL

THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 EQUITY INDEX.

INDEX

The fund's benchmark index includes all publicly traded common stocks of companies headquartered in the United States for which pricing information is readily available -- currently more than 7,400 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce its taxable distributions. All other factors being equal, this can mean lower realized capital gains and lower operating expenses, both of which can be advantageous to mutual fund investors.

Like many index funds, the fund also may invest in futures contracts and lend securities in seeking to enhance total return and minimize the gap between its performance and that of the index. However, the fund's performance normally is below that of the index.



THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 3000 of the market's listed stocks represent about 98% of its total value. (All figures as of [DATE]).

In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

4                      TOTAL STOCK MARKET INDEX FUND

With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.



MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE U.S. STOCK MARKET, AS MEASURED BY THE INDEX. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.



OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also involve risks.

For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund uses to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

                                                 TOTAL STOCK MARKET INDEX FUND 5

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 10.



FEE TABLE (%)

                                                          INVESTOR         SELECT
                                                            SHARES         SHARES
----------------------------------------------------------------------------------
SHAREHOLDER FEES (% of transaction amount)
----------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them                       0.00           0.00

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------
Management fees                                               0.00           0.00
Distribution (12b-1) fees                                     None           None
Other expenses                                                0.00           0.00
                                                         -------------------------
Total annual operating expenses                               0.00           0.00

EXPENSE REDUCTION                                             0.00           0.00
                                                         -------------------------
NET OPERATING EXPENSES*                                       0.00           0.00
                                                         =========================

* Guaranteed by Schwab and the investment adviser through xx/xx/00.


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

                     1 YEAR      3 YEARS     5 YEARS       10 YEARS
--------------------------------------------------------------------
Investor Shares       $000         $000         $000          $000
Select Shares         $000         $000         $000          $000

6 TOTAL STOCK MARKET INDEX FUND

FUND MANAGEMENT

The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $00 billion under management.



THE INVESTMENT ADVISER for the Schwab Total Stock Market Index Fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 00 million accounts. (All figures on this page are as of [DATE]).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Total Stock Market Index Fund. As compensation for these services, the firm receives a management fee from the fund. This fee is calculated as follows: 00% of the fund's assets up to $00 million, and 00% of the Fund's assets over $00 million.

GERI HOM, a vice president of the investment adviser, has overall responsibility for fund management. She joined the firm in 1995, and has X years of experience in equity index management.

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he directed the development of equity index investment products at Wilshire Associates, Inc.



YEAR 2000 ISSUE

One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser will continue to take steps to enable its systems to handle the year 2000 problem. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.

                                                              FUND MANAGEMENT  7

INVESTING IN THE FUND



As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on taxes is included as well.

8 INVESTING IN THE FUND

BUYING SHARES



Shares of the fund may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

Because this is a new fund, Schwab is first seeking investors for it during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on [DATE] and end on [DATE], although the period may be extended.

                                                       INVESTING IN THE  FUND  9

BUYING SHARES continued



DIFFERENT TYPES OF SCHWAB BROKERAGE ACCOUNTS ARE AVAILABLE, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the fund.

For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink,(TM) which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.



STEP 1

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.

                       MINIMUM INITIAL          MINIMUM ADDITIONAL
SHARE CLASS            INVESTMENT               INVESTMENTS             MINIMUM BALANCE
-------------------------------------------------------------------------------------------
Investor Shares        $1,000 ($500 for         $100                    $1,000 ($500 for
                       retirement and                                   retirement and
                       custodial accounts)                              custodial accounts)

-------------------------------------------------------------------------------------------
Select Shares(TM)      $50,000                  $1,000                  $40,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-------------------------------------------------------------------------------------------
Reinvestment           All dividends and capital gain distributions are invested
                       automatically in shares of your share class.

-------------------------------------------------------------------------------------------
Cash/reinvestment      You receive payment for dividends, while any capital gain
mix                    distributions are invested in shares of your share class.

-------------------------------------------------------------------------------------------
Cash                   You receive payment for all dividends and capital gain
                       distributions.

STEP 3

PLACE YOUR ORDER using any of the methods described at right. Make checks payable to Charles Schwab & Co., Inc.

10 INVESTING IN THE FUND

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of the fund. When selling or exchanging shares, please be aware of the following policies:

-   The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in the fund's fee table, the fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 180 days; in attempting to minimize this fee, the fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes within this fund.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


WHEN PLACING ORDERS

  With every order to buy, sell or exchange shares, you will need to include the following information:

-   Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-   The name and share class of the fund whose shares you want to buy or sell

-   The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-   When selling shares, how you would like to receive the proceeds

  Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


METHODS FOR PLACING ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.

INVESTING IN THE FUND 11

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day, for each share class, after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order prior to the close of the fund will be executed at the next share price calculated that day.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.



THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-   To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-   To withdraw or suspend any part of the offering made by this prospectus

12 INVESTING IN THE FUND

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. The fund expects to pay income distributions and capital gain distributions every year, typically in December, to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

                                                  INVESTING IN THE FUND      13

NOTES

14 NOTES

                                                                       15  NOTES

TO LEARN MORE


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room.



SCHWAB
Total Stock Market Index Fund



SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Total Stock Market
Index Fund 811-7704


PROSPECTUS
April 15, 1999


SCHWABFUNDS(R)

xxxxxxxx

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST

                      SCHWAB TOTAL STOCK MARKET INDEX FUND

                                 _________, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated ________, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The Schwab Total Stock Market Index Fund is a series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
INVESTMENT STRATEGIES, RISKS AND LIMITATIONS.......................     2
MANAGEMENT OF THE FUND.............................................     9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................    13
INVESTMENT ADVISORY AND OTHER SERVICES.............................    13
BROKERAGE ALLOCATION AND OTHER PRACTICES...........................    15
DESCRIPTION OF THE TRUST...........................................    16
PURCHASE, REDEMPTION AND PRICING OF SHARES.........................    17
TAXATION...........................................................    18
CALCULATION OF PERFORMANCE DATA....................................    20

INVESTMENT STRATEGIES, RISKS AND LIMITATIONS

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT OBJECTIVE

The fund's investment objective is to seek to track the total return of the entire U.S. stock market. In pursuing its objective, the fund uses the Wilshire 5000 Equity Index to measure the total return of the U.S. stock market. The Wilshire 5000 Equity Index is representative of the performance of the entire U.S. stock market. The index measures the performance of all U.S. headquartered equity securities with readily available price data. It is a market-value weighted index consisting of approximately 7,400 stocks.

                         INVESTMENT STRATEGIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings represent more than 5% of its total assets.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund will not concentrate its investments, unless its index is so concentrated.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

The fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its ability to track the performance of the index as closely as possible, the fund may purchase futures contracts representative of some of the securities in its index. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. However, because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or the fund's index, there is no guarantee that this strategy will be successful.

When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets.

While the fund intends to purchase and sell futures contracts in order to simulate full investment in the securities comprising its index, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

The fund's indexing strategy is to match the total return of the U.S. stock market as measured by the Wilshire 5000 Equity Index. The fund normally will invest 80% of its total assets in securities whose return tracks the total return of the U.S. stock market as measured by the index. Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, dividend yield, price/earnings ratio, and industry factors.

LENDING of portfolio securities is a common practice in the securities industry. The fund will engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

REPURCHASE AGREEMENTS. Repurchase agreements involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by First Tier Securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the board of trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund, including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them below the largest 1,000 such companies. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks. Accordingly, it may be difficult for the fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of the fund that invests in small-cap stocks may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby the fund may, in extraordinary circumstances, substitute a similar stock for a security in the index.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's shareholders.

THE FUND MAY NOT:

1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the Investment Company 1940 Act (the "1940 Act",

2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder; and

3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Concentration. The 1940 Act currently defines concentration as investing 25% or more of the fund's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

NON-FUNDAMENTAL INVESTMENT POLICIES.

The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. The fund may not:

      1) Purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements with maturities in excess of 7 days.

      2) Invest for the purpose of exercising control or management of another issuer.

      3) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

      4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

      5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

      6) Borrow money except that the fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.

      7) Concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time except to the extent the investments of its index are concentrated.

      8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

Policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to non-fundamental limitations (1) illiquid securities and (6) borrowing, any subsequent change in net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

                             MANAGEMENT OF THE FUND

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:

NAME/DATE                  POSITION(S)WITH       PRINCIPAL OCCUPATIONS &
OF BIRTH                   THE TRUST             AFFILIATIONS
-----------------------------------------------------------------------------------
CHARLES R. SCHWAB*         Chairman and          Chairman, Co-Chief Executive
July 29, 1937              Trustee               Officer and Director, The
                                                 Charles Schwab Corporation;
                                                 Chairman, Chief Executive Officer
                                                 and Director, Charles Schwab
                                                 Holdings, Inc.; Chairman and
                                                 Director, Charles Schwab & Co.,
                                                 Inc., Charles Schwab Investment
                                                 Management, Inc., The Charles
                                                 Schwab Trust Company and Schwab
                                                 Retirement Plan Services, Inc.;
                                                 Chairman and Director (current
                                                 board positions), and Chairman
                                                 (officer position) until December
                                                 1995, Mayer & Schweitzer, Inc. (a
                                                 securities brokerage subsidiary of
                                                 The Charles Schwab Corporation);
                                                 Director, The Gap, Inc. (a clothing
                                                 retailer), Transamerica Corporation
                                                 (a financial services
                                                 organization), AirTouch
                                                 Communications (a
                                                 telecommunications company) and
                                                 Siebel Systems (a software
                                                 company).

NAME/DATE                  POSITION(S)WITH       PRINCIPAL OCCUPATIONS &
OF BIRTH                   THE TRUST             AFFILIATIONS
-----------------------------------------------------------------------------------
STEVEN L. SCHEID*+         President and         Executive Vice President and
June 28, 1953              Trustee               Chief Financial Officer,  The
                                                 Charles Schwab Corporation;
                                                 Enterprise President - Financial
                                                 Products and Services and Chief
                                                 Financial Officer, Charles Schwab &
                                                 Co., Inc.; Chief Executive Officer,
                                                 Chief Financial Officer and
                                                 Director, Charles Schwab Investment
                                                 Management, Inc. From 1994 to 1996,
                                                 Mr. Scheid was Executive Vice
                                                 President of Finance for First
                                                 Interstate Bancorp and Principal
                                                 Financial Officer from 1995 to
                                                 1996. Prior to 1994, Mr. Scheid was
                                                 Chief Financial Officer, First
                                                 Interstate Bank of Texas.

DONALD F. DORWARD          Trustee               Executive Vice President and
September 23, 1931                               Managing Director, Grey
                                                 Advertising.  From 1990 to 1996,
                                                 Mr. Dorward was President and
                                                 Chief Executive Officer, Dorward
                                                 & Associates (advertising and
                                                 marketing/consulting firm).

ROBERT G. HOLMES           Trustee               Chairman, Chief Executive
May 15, 1931                                     Officer and Director, Semloh
                                                 Financial, Inc. (international
                                                 financial services and
                                                 investment advisory firm).

DONALD R. STEPHENS         Trustee               Managing Partner, D.R. Stephens
June 28, 1938                                    & Company (investments) and
                                                 Chairman and Chief Executive
                                                 Officer of North American Trust
                                                 (real estate investment trust).

MICHAEL W. WILSEY          Trustee               Chairman, Chief Executive
August 18, 1943                                  Officer and Director, Wilsey
                                                 Bennett, Inc. (truck and air
                                                 transportation, real estate
                                                 investment, management, and
                                                 investments).

TAI-CHIN TUNG              Treasurer and         Vice President, Treasurer and
March 7, 1951              Principal             Controller, Charles Schwab
                           Financial Officer     Investment Management, Inc.
                                                 From 1994 to 1996, Ms. Tung was
                                                 Controller for Robertson
                                                 Stephens Investment Management,
                                                 Inc.  From 1993 to 1994, she was
                                                 Vice President of Fund
                                                 Accounting, Capital Research and
                                                 Management Co.


----------

* This trustee is an "interested person" of the trust.

+ Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

NAME/DATE                  POSITION(S)WITH       PRINCIPAL OCCUPATIONS &
OF BIRTH                   THE TRUST             AFFILIATIONS
-----------------------------------------------------------------------------------
WILLIAM J. KLIPP*          Executive Vice        Executive Vice President,
December 9, 1955           President, Chief      SchwabFunds(R), Charles Schwab &
                           Operating             Co., Inc.; President and Chief
                           Officer and           Operating Officer, Charles
                           Trustee               Schwab Investment Management,
                                                 Inc.

STEPHEN B. WARD            Senior Vice           Senior Vice President and Chief
April 5, 1955              President and         Investment Officer, Charles
                           Chief Investment      Schwab Investment Management,
                           Officer               Inc.

FRANCES COLE               Secretary             Senior Vice President, Chief
September 9, 1955                                Counsel and Assistant Corporate
                                                 Secretary, Charles Schwab
                                                 Investment Management, Inc.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

The fund is overseen by a board of trustees. The board of trustees meets regularly to review the fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information as of October 31, 1998 concerning compensation of the trustees.

                              ($)             Pension or             ($)
                           Aggregate          Retirement            Total
Name of Trustee          Compensation          Benefits          Compensation
                           from the           Accrued as          from Fund
                          Total Stock        Part of Fund          Complex(1)
                         Market Index          Expenses
                             Fund

------------------------------------------------------------------------------
Charles R. Schwab             N/A                 N/A                 0
Timothy F. McCarthy(2)        N/A                 N/A                 0
Tom D. Seip(3)                N/A                 N/A                 0
Steven L. Scheid(4)           N/A                 N/A                 0
William J. Klipp              N/A                 N/A                 0
Donald F. Dorward
Robert G. Holmes
Donald R. Stephens
Michael W. Wilsey


*     This trustee is an "interested person" of the trust.

(1) Unless otherwise stated, information is for the fund complex, which included 38 funds as of October 31, 1998.

(2)     Mr. McCarthy served as President and trustee until November 24, 1997.

(3)     Mr. Seip served as President and trustee until May 15, 1998.

(4)     Mr. Scheid became President and trustee on August 18, 1998.


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of (date), the officers and trustees of the trust, as a group owned of record or beneficially __________outstanding voting securities of the classes and series of the trust.



                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

YEAR 2000 presents uncertainties and possible risks to the smooth operations of the fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the fund's and its service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the fund could be material. The fund's investment adviser is taking steps to minimize the risks of year 2000 for the fund, including seeking assurances from the fund's service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund, however, minimizing year 2000 risk for the fund is a priority of the investment adviser.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of _______of the fund's average daily net assets not in excess of _____, and
_______ of such net assets over ______.

The investment adviser and Schwab have voluntarily guaranteed that, through at least [date], the total operating expenses (excluding interest, taxes and extraordinary expenses) of the fund, the fund__________ will not exceed ___________ of the average daily net assets of each class.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds and provides other services.

For the services performed as transfer agent under the contract with the fund, Schwab is entitled to receive an annual fee, payable monthly from the fund, in the amount of ______of the fund's average daily net assets. For the services performed as shareholder services agent under its contract with each share class of the fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of the fund, in the amount of ______of Investor Shares and ______of Select Shares average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

_____________serves as custodian for the fund. __________serves as fund accountant for the fund.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANT

The fund's independent accountant, ________________, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and the fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is ________________.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, the fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The fund does not expect that its portfolio turnover rate will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

The fund's portfolio turnover rates will be set forth in the financial highlight tables in the prospectus in the future. The fund does not anticipate significant variations in its portfolio turnover rate from one year to the next.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the fund to determine the effect, if any, that the fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its clients.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

In an attempt to obtain best execution for the fund, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the fund to trade directly with other institutional holders on a net basis. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.


                            DESCRIPTION OF THE TRUST

The fund, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The fund is composed of multiple classes of shares: Select Shares, and Investor Shares.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The fund may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provides that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

As long as the fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your fund and request that your mailings not be consolidated.

The fund reserves the right to waive the early redemption fee for certain tax-advantaged retirement plans.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right to refuse any purchase or exchange order that appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the board of trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a fund calculates its share price materially affect the furnished price. The board of trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were regular corporations. Distributions by the fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

An after-tax total return for the fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of the fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund may advertise the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the end of the fiscal year.

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment adviser of the fund employs specific investment policies designed to reduce capital gain distributions while achieving each fund's investment objective. These policies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates the fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on the fund's ability to track or match the performance of its index. They may affect the composition of the fund's index holdings as compared to the index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, those unrealized gains can accumulate in the fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

The fund may refer to recent studies that analyze certain techniques and strategies the fund may use or promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, the fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the fund. In addition, such advertisements may include comparisons of the fund's performance against that of investment products that do not employ the fund's policy of seeking to limit capital gains.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23.       Exhibits.

(a)      Articles of                     Agreement and Declaration of Trust, dated May 6, 1993 is incorporated by
         Incorporation                   reference to Exhibit 1 of Post-Effective Amendment No. 21 to Registrant's
                                         Registration on Form N-1A, electronically filed on December 17, 1997.

(b)      By-Laws                         Amended and Restated Bylaws are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on February 27, 1996.

(c)      Instruments Defining   (i)      Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and
         rights of Security              Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust,
         Holders                         dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 21 of Registrant's
                                         registration Statement on Form N-1A electronically filed on December 17, 1997.

                                (ii)     Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 7 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         February 27, 1996.

(d)      Investment Advisory    (i)      Investment Advisory and Administration Agreement between Registrant and
         Contracts                       Charles Schwab Investment Management, Inc. (the "Investment Manager"), dated
                                         June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of
                                         Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 17, 1997.


                                    page C-1


Part C

                                (ii)     Amended Schedules A and B to Investment Advisory and Administration Agreement
                                         referenced in Exhibit (d)(i) above are incorporated herein by reference to
                                         Exhibit 5(b) of Post-Effective Amendment No. 26 to Registrant's
                                         Registration Statement on Form N-1A, electronically filed on August 14,
                                         1998.

                                         Forms of Schedules A and B to the Investment Advisory and Administration
                                         Agreement referenced in Exhibit (d)(i) above, on behalf of the Institutional
                                         Select Funds are incorporated herein by reference to Exhibit 5(b) of
                                         Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on August 14, 1998.

                                         Forms of Schedules A and B to the Investment Advisory and Administration
                                         Agreement referenced in Exhibit (d)(i) above, on behalf of the Schwab Total
                                         Stock Market Index Fund are filed herein as Exhibit (d)(ii) of this
                                         Post-Effective Amendment No. 31 to Registrant's Registration Statement on
                                         Form N-1A.

                                (iii)    Investment Sub-Advisory Agreement between Investment Manager, on behalf of the Schwab Analytics Fund(R), and Symphony Asset Management is
                                         incorporated herein by reference to Exhibit 5(d) of Post-Effective
                                         Amendment No. 10 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on May 17, 1996.

(e)      Underwriting           (i)      Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
         Contracts                       ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                         Exhibit 6(a) of Post-Effective Amendment No. 21 to Registrant's Registration
                                         Statement on Form N-1A, electronically filed on December 17, 1997.

                                (ii)     Amended Schedule A to the Distribution Agreement, referenced at Exhibit (e)(i)
                                         above, on behalf of Schwab MarketTrack(TM) All Equity Portfolio is incorporated herein herein by reference to Exhibit 6(b) of Post-Effective
                                         Amendment No. 26, electronically filed on August 14, 1998.

                                         Form of Schedule A to the Distribution Agreement, referenced at Exhibit (e)(i)
                                         above, on behalf of the Institutional Select Funds is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 26 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         August 14, 1998.

                                         Form of Schedule A to the Distribution Agreement, referenced at Exhibit (e)(i)
                                         above, on behalf of the Schwab Total Stock Market Index Fund is filed herein as Exhibit (e)(ii) of this Post-Effective Amendment No. 31 to
                                         Registrant's Registration Statement on Form N-1A.


                                    page C-2


Part C

(f)      Bonus or Profit                 Inapplicable
         Sharing Contracts

(g)      Custodian Agreements    (i)     Custodian Agreement between Registrant and Morgan Stanley Trust Company, dated April 4, 1997, is incorporated herein by reference to Exhibit 8(a)
                                         of Post-Effective Amendment No. 18 to Registrant's Registration Statement
                                         on Form N-1A, electronically filed on April 14, 1997.

                                (ii)     Amended Appendix 2 to Custodian Agreement between the Registrant and
                                         Morgan Stanley Trust Company referred to at Exhibit g(i) above, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective
                                         Amendment No. 30 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on December 29, 1998.

                                (iii)    Amendment Custodian Agreement referenced at Exhibit g(i) above, between Registrant and Morgan Stanley Trust Company, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 21 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         December 17, 1997.

                                (iv)     Accounting Services Agreement between Registrant and SEI Investments, dated
                                         April 1, 1998, is incorporated herein by reference to Exhibit 8(d) of
                                         Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on August 14, 1998.

                                (v)      Form of Amended Schedule A to the Accounting Services Agreement
                                         referenced at Exhibit (g)(iv) above, on behalf of the Institutional Select
                                         Funds, is incorporated herein by reference to Exhibit 8(e) of
                                         Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on August 14, 1998.

                                         Form of Amended Schedule A to the Accounting Services Agreement
                                         referenced at Exhibit g(iv) above, on behalf of the Schwab Total Stock Market
                                         Index Fund is filed herein as Exhibit (g)(v) of this Post-Effective Amendment
                                         No. 31 to Registrant's Registration Statement on Form N-1A.

                                (vi)     Custodian Services Agreement between Registrant, on behalf of the Schwab S&P
                                         500 Fund, and PNC Bank, National Association ("PNC Bank"), dated
                                         February 21, 1996, is incorporated herein by reference to Exhibit 8(c) of
                                         Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on February 27, 1996.


Part C                              page C-3

                                (vii)    Form of Schedule I to the Custodian Services Agreement referenced at
                                         Exhibit (g)(vi) above between Registrant, on behalf of the
                                         Institutional Select Index Funds and PNC Bank is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 26 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         August 14, 1998.

                                         Form of Schedule I to the Custodian Services Agreement referenced at
                                         Exhibit (g)(vi) above between Registrant, on behalf of the Schwab
                                         Total Stock Market Index Fund and PNC Bank is filed herein as Exhibit
                                         (g)(vii) of this Post-Effective Amendment No. 31 to Registrant's
                                         Registration Statement on Form N-1A.

                                (viii)   Accounting Services Agreement between Registrant, on behalf of the Schwab S&P
                                         500 Fund, and PFPC Inc., dated February 21, 1996, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         February 27, 1996.

                                (ix)     Amended Schedule to the Accounting Services Agreement referenced at
                                         Exhibit g(viii) above between Registrant, on behalf of the Schwab S&P
                                         500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 10 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on May
                                         17, 1996.

                                (x)      Transfer Agency Agreement between Registrant and Schwab, dated July 21,
                                         1993, is incorporated herein by reference to Exhibit 8(j) of
                                         Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 17, 1997.

                                (xi)     Amended Schedules A and C to the Transfer Agency Agreement referenced at
                                         Exhibit (g)(x) are incorporated herein by reference to Exhibit 8(k) of
                                         Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on August 14, 1998.

                                         Forms of Schedules A and C to the Transfer Agency Agreement referenced at
                                         Exhibit (g)(x) above, on behalf of the Institutional Select Funds are incorporated herein by reference to Exhibit 8(k) of Post-Effective
                                         Amendment No. 26 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on August 14, 1998.

                                         Forms of Schedules A and C to the Transfer Agency Agreement on behalf of the Schwab Total Stock Market Index Fund are incorporated herein by reference to Exhibit (g)(xi) of this Post-Effective Amendment No. 31 to
                                         Registrant's Registration Statement on Form N-1A.


Part C                              page C-4

                                (xii)    Shareholder Service Agreement between Registrant and Schwab, dated July 21,
                                         1993 is incorporated herein by reference to Exhibit 8(l) of
                                         Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 17, 1997.

                                (xiii)   Amended Schedules A and C to the Shareholder Service Agreement between
                                         Registrant and Schwab referenced at Exhibit g(xii) above are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 26 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         August 14, 1998.

                                         Forms of Schedules A and C to the Shareholder Service Agreement between
                                         Registrant and Schwab referenced at Exhibit (g)(xii) above, on behalf of the Institutional Select Funds are incorporated herein by reference to
                                         Exhibit 8(m) of Post-Effective Amendment No. 26 to Registrant's
                                         Registration Statement on Form N-1A, electronically filed on August 14,
                                         1998.

                                         Forms of Schedules A and C to the Shareholder Service Agreement between
                                         Registrant and Schwab referenced at Exhibit (g)(xii) above, on behalf of the Schwab Total Stock Market Index Fund are filed herein as Exhibit
                                         (g)(xiii) of this Post-Effective Amendment No.31 to Registrant's
                                         Registration Statement on Form N-1A.

                                (xiv)    Amended Schedule A, dated November 1, 1998 to Accounting Services Agreement between the Registrant and SEI Investments referenced as Exhibit
                                         (g)(iv) above, is incorporated herein by reference to Exhibit (g)(xiv) of
                                         Post-Effective Amendment No. 30 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 29, 1998.

                                (xv)     Amended Custodian Services Agreement by and between Registrant and PNC Bank,
                                         National Association, dated November 1 1998, referenced as Exhibit (g)(vi)
                                         above, is incorporated herein by reference to Exhibit (g)(xv) of
                                         Post-Effective Amendment No. 30 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 29, 1998.

(h)      Other Material                  License Agreement between Schwab Capital Trust, on behalf of Schwab S&P 500
         Contracts                       Fund, and Standard & Poor's is  incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 10 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on May 17, 1996.

(i)      Legal Opinion                   To be filed by subsequent amendment.

(j)      Other Opinions                  To be filed by subsequent amendment.


Part C                              page C-5

(k)      Omitted Financial               Inapplicable.
         Statements

(l)      Initial Capital        (i)      Purchase Agreement for the Schwab International Index Fund(R), dated June 17,
         Agreement                       1993, is incorporated herein by reference to Exhibit 13(a) of Post-Effective
                                         Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on December 17, 1997.

                                (ii)     Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October
                                         13, 1993, is incorporated herein by reference to Exhibit 13(b) of
                                         Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on December 17, 1997.

                                (iii)    Purchase Agreement for the Schwab MarketTrack Portfolios - Growth
                                         Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab
                                         Asset Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and
                                         Schwab Asset Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 6 to
                                         registrant's Registration Statement on Form N-1A, electronically filed on
                                         December 15, 1996.

                                (iv)     Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and
                                         e.Shares(R) is incorporated herein by reference to Exhibit 13(d) of
                                         Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                         Form N-1A, electronically filed on February 27, 1996.

                                (v)      Purchase Agreement for the Schwab Analytics Fund(R) is incorporated herein by reference to Exhibit 13(e) to Post-Effective Amendment No. 13 of
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         October 10, 1996.

                                (vi)     Purchase Agreement for Schwab MarketManager International Portfolio
                                         (formerly Schwab OneSource(R) Portfolios-International) is incorporated herein by reference to Exhibit 13(f) of Post-Effective
                                         Amendment No. 13 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on October 10, 1996.

                                (vii)    Purchase Agreement for Schwab MarketManager Growth Portfolio and
                                         Balanced Portfolio (formerly Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation) is
                                         incorporated herein by reference of Exhibit 13(g) to Post-Effective
                                         Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.


Part C                              page C-6

                                (viii)   Purchase Agreement for Schwab MarketManager(TM) Small Cap Portfolio
                                         (formerly Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h) of Post-Effective
                                         Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                         electronically filed on December 17, 1997.

                                (ix)     Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i) of Post-Effective Amendment No. 26 to
                                         Registrant's Registration Statement on Form N-1A, electronically filed on
                                         August 14, 1998.

                                (x)      Form of Purchase Agreement for Institutional Large-Cap Index Fund,
                                         Institutional Select Large-Cap Value Index Fund and Institutional Select
                                         Small-Cap Value Index Fund are incorporated herein by reference to
                                         Exhibit 13(j) of Post-Effective Amendment No. 26 to Registrant's
                                         Registration Statement on Form N-1A, electronically filed on August 14,
                                         1998.

                                (xi)     Form of Purchase Agreement for Schwab Total Stock Market Index Fund is filed herein as Exhibit (l)(xi) of this Post-Effective Amendment No. 31 to
                                         Registrant's Registration Statement on Form N-1A.

(m)      Rule 12b-1 Plan                 Inapplicable.


Part C                              page C-7

(n)      Financial Data          (i)     Inapplicable
         Schedule

(o)      Rule 18f-3 Plan         (i)     Amended and Restated Multiple Class Plan, dated April 10, 1997, for
                                         Schwab International Index Fund, Schwab Small-Cap Index Fund and
                                         Schwab S&P 500 Fund is incorporated herein by reference to Post
                                         Effective Amendment 18 to Registrant's Registration Statement on Form
                                         N1-A, electronically filed on April 14, 1997.

                                (ii)     Form of Schedule A to the Amended and Restated Multiple Class Plan,
                                         referenced at Exhibit (o)(i) above, on behalf of Schwab Total Stock Market
                                         Index Fund is filed herein as Exhibit (o)(ii) of this Post Effective
                                         Amendment 31 to Registrant's Registration Statement on Form N1-A.


Item 24. Persons Controlled by or under Common Control with the Fund.


                                    page C-8


Part C

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.


                                   page C-9


Part C

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the Investment Manager
(CSIM) and/or Schwab & Co. Inc. (principal underwriter) is or has been engaged during the past two fiscal years is as follows:

Name and Position
with Registrant                  Name of Company                                   Capacity
-----------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                    Chairman, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Chairman, Chief Executive
                                                                                   Officer and  Director

                                 Charles Schwab Investment Management, Inc.        Chairman and Director

                                 The Charles Schwab Trust Company                  Chairman and Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Charles Schwab Limited                            Chairman, Chief Executive
                                                                                   Officer and Director

                                 Performance Technologies, Inc.                    Chairman and Director

                                 TrustMark, Inc.                                   Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                     Chairman, Chief Executive
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               Chairman, Chief Executive
                                                                                   Officer and Director

                                 The Gap, Inc.                                     Director

                                 Transamerica Corporation                          Director

                                 AirTouch Communications                           Director

                                 Siebel Systems                                    Director

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    President, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Director

                                 Schwab Retirement Plan Services, Inc.             Director


                                   page C-10


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-----------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Limited                            Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director

                                 Performance Technologies, Inc.                    Director

                                 Schwab (SIS) Holdings, Inc. I                     President, Chief Operating
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               President, Chief Operating
                                                                                   Officer and Director

                                 TrustMark, Inc.                                   Director

Steven L. Scheid                 Charles Schwab & Co., Inc.                        Enterprise President - Financial
                                                                                   Products and Services and Chief
                                                                                   Financial Officer

                                 The Charles Schwab Corporation                    Executive Vice President and
                                                                                   Chief Financial Officer

                                 Schwab Holdings, Inc.                             Executive Vice President, Chief
                                                                                   Financial Officer and Director

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer, Chief
                                                                                   Financial Officer and Director

                                 The Charles Schwab Trust Company                  Director

                                 Charles Schwab Limited                            Finance Officer and Director

                                 Schwab Retirement Plan Services, Inc.             Director

                                 Performance Technologies, Inc.                    Director

                                 Mayer & Schweitzer, Inc.                          Director

                                 Schwab (SIS) Holdings, Inc. I                     Chief Financial Officer and
                                                                                   Director

                                 Schwab International Holdings, Inc.               Chief Financial Officer and
                                                                                   Director

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

                                 The Charles Schwab Corporation                    Executive Vice President


                                   page C-11


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-----------------------------------------------------------------------------------------------------------------
John P. Coghlan                  Charles Schwab & Co., Inc.                        Enterprise President - Retirement
                                                                                   Plan Services and Services to
                                                                                   Investment Managers

                                 The Charles Schwab Corporation                    Executive Vice President

                                 The Charles Schwab Trust Company                  President, Chief Executive Officer
                                                                                   and Director

                                 Schwab Retirement Plan Services, Inc.             Director

Frances Cole,                    Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Linnet F. Deily                  Charles Schwab & Co., Inc.                        President -  Schwab Retail Group

                                 The Charles Schwab Corporation                    Executive Vice President

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Senior Vice President and
                                                                                   Controller

                                 The Charles Schwab Corporation                    Senior Vice President and
                                                                                   Controller

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight, General
                                                                                   Counsel and Corporate Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Enterprise President - Capital
                                                                                   Markets and Trading

                                 The Charles Schwab Corporation                    Executive Vice President

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President and Head
                                                                                   of Branches

Cynthia K. Holbrook              The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab  & Co., Inc.                       Assistant Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary

                                 Mayer & Schweitzer                                Secretary


                                   Page C-12


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-----------------------------------------------------------------------------------------------------------------
Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Fund Operations

William J. Klipp,                Charles Schwab & Co., Inc.                        Executive Vice President -
Trustee, Executive Vice                                                            SchwabFunds
President and Chief
Operating Officer

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Daniel O. Leemon                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Strategy Officer

                                 Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Information Officer

                                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Information Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                   Investor Specialized Services

                                 The Charles Schwab Corporation                    Executive Vice President

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

                                 The Charles Schwab Corporation                    Executive Vice President

Leonard Short                    Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                   Advertising and Branch Management

Lawrence J. Stupski              Charles Schwab & Co., Inc.                        Director until February 1995; Vice
                                                                                   Chairman until August 1994

                                 The Charles Schwab Corporation                    Vice Chairman and Director until
                                                                                   May 1998; Chief Operating Officer
                                                                                   until March 1994

                                 Mayer & Schweitzer, Inc.                          Director until February 1995

                                 The Charles Schwab Trust Company                  Director until December 1996


Part C                             page C-13

Name and Position
with Registrant                  Name of Company                                   Capacity
-----------------------------------------------------------------------------------------------------------------
Luis E. Valencia                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   International and Chief
                                                                                   Administrative Officer

                                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Administrative Officer

                                 Commercial Credit Corporation                     Managing Director until February
                                                                                   1994

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer


The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994


Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Part C                             page C-14

           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994

Item 27. Principal Underwriter.

       (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

       (b) See Item 26(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

       (c) Not applicable.

Item 28. Location of Accounts and Records.

       All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29. Management Services.

              Not applicable.

Item 30. Undertakings.

              Not applicable.


Part C                             page C-15

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 19th day of January, 1999.


                                                SCHWAB CAPITAL TRUST
                                                Registrant

                                                Charles R. Schwab*
                                                -------------------------------
                                                Charles R. Schwab, Chairman

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 19th day of January, 1999.

Signature                                       Title
---------                                       -----
Charles R. Schwab*                              Chairman and Trustee
--------------------------
Charles R. Schwab

Steve Scheid*                                   President and Trustee
--------------------------
Steve Scheid

William J. Klipp*                               Executive Vice President,
--------------------------                      Trustee and
William J. Klipp                                Chief Operating Officer


Donald F. Dorward*                              Trustee
--------------------------
Donald F. Dorward

Robert G. Holmes*                               Trustee
--------------------------
Robert G. Holmes

Donald R. Stephens*                             Trustee
--------------------------
Donald R. Stephens

Michael W. Wilsey*                              Trustee
--------------------------
Michael W. Wilsey

Tai-Chin Tung*                                  Treasurer and Principal Financial Officer
--------------------------
Tai-Chin Tung

*By:     /s/ Martin E. Lybecker
         -------------------------------------
         Martin E. Lybecker, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.

                                  Exhibit Index

EXH. NO.          DOCUMENT
(d)(ii)           Forms of Schedules A and B to the Investment Advisory and Administration Agreement

(e)(ii)           Form of Schedule A to the Distribution Agreement

(g)(v)            Form of Amended Schedule A to the Accounting Services Agreement

(g)(vii)          Form of Schedule A to the Custodian Services Agreement

(g)(xi)           Forms of Schedules A and C to the Transfer Agency Agreement

(g)(xiii)         Forms of Schedules A and C to the Shareholder Service Agreement

(l)(xi)           Form of Purchase Agreement for Schwab Total Stock Market Index Fund

(o)(ii)           Form of Schedule A to Amended and Restated Multiple Class Plan